Employee Stock-based Compensation and Benefit Plans - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2016 $ / shares shares	Jan. 31, 2016 $ / shares shares	Mar. 31, 2015 $ / shares shares	Mar. 31, 2014 $ / shares shares	Dec. 31, 2016 USD ($) Plan Installment $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based compensation plans offered | Plan					1
Stock-based compensation | $					$ 152,739	$ 128,262	$ 153,942
Share based compensation, dividend yield					0.00%
Deferred tax asset related to stock-based compensation | $					$ 53,500	40,200	34,700
Tax benefit from compensation expense | $					$ 64,700	50,500	39,800
Maximum annual contribution per employee (as a percent)					90.00%
Contribution per dollar of employee contribution					0.50%
Matching percent					3.00%
Defined Contribution Plan, Cost Recognized | $					$ 14,000	12,100	11,100
Employer contributions, vesting period					4 years
Employer contributions, annual vesting rate					25.00%
Market Performance and Service Condition Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested stock unit awards granted to senior level employees	234,816		393,464	378,022
Performance period		3 years	3 years
Maximum percentage of market and service condition stock units that will ultimately vest			200.00%
Period to determine actual stock grant following end of performance period			60 days
Minimum overperformance against benchmark index return for maximum stock issuance, percentage			40.00%
Maximum underperformance against benchmark index return before company discontinues issuance of stock, percentage (more than 20%)			20.00%
Percent of award issued if return is negative but benchmark index is met			75.00%
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation | $					$ 135,700	$ 117,900	128,500
Share based compensation, dividend yield					0.00%	0.00%
Performance period			2 years 9 months 3 days		3 years	1 year
Maximum non-vested stock units issuable as percent of base number set forth in award agreement		100.00%
Maximum target shareholder return		10.00%
Minimum target shareholder return		5.00%
Maximum percentage of market and service condition stock units that will ultimately vest		200.00%
Target shareholder return maximum to attain 200% (percent)		30.00%
Period to determine actual stock grant following end of performance period		60 days
Interim measurement period		18 months
Share cap based on interim measurement period		33.00%
Period to determine actual stock grant following end of interim measurement period						60 days
Maximum share cap based on target shareholder return						100.00%
Fair value of awards released | $					$ 163,800	$ 132,900	118,300
Total unrecognized compensation cost related to stock-based compensation | $					$ 223,400
Total unrecognized compensation cost recognition period					2 years 22 days
Non-Vested Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, dividend yield	0.00%	0.00%	0.00%	0.00%
Non-vested stock unit awards granted to senior level employees					2,538,589
The estimated fair value of each award | $ / shares	$ 66.18	$ 49.68	$ 61.01	$ 56.94	$ 76.27
2014 Plan [Member] | Non-Vested Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation award vesting period, number of monthly installments | Installment					12
2014 Plan [Member] | Annual Vesting on Each Anniversary [Member] | Non-Vested Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage					33.33%
2015 ESPP Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance under the Plan					16,000,000
Employee Stock Purchase Plan, maximum number of shares per period that employees can purchase					12,000
Employee Stock Purchase Plan, purchase price as a percentage of fair market value					85.00%
Employee Stock Purchase Plan, employee disqualification, ownership percent of outstanding stock					5.00%
Employee Stock Purchase Plan, total shares issued under plan (shares)					974,830
Stock-based compensation | $					$ 7,500	$ 6,500	$ 4,500
Share based compensation, dividend yield					0.00%	0.00%
2015 ESPP Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan, option to purchase shares through payroll deduction, payroll deduction amount per pay period per employee, as a percentage of base pay					1.00%
2015 ESPP Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan, option to purchase shares through payroll deduction, payroll deduction amount per pay period per employee, as a percentage of base pay					10.00%
2005 ESPP Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan, total shares issued under plan (shares)					3,872,661
Common Stock [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance under the Plan					29,000,000
Shares reserved for issuance under the stock-based compensation plans					20,068,672
Shares available for grant under the Plan					15,584,300
Executive Officer [Member] | Non-Vested Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested stock unit awards granted to senior level employees					118,588	102,851
Total unrecognized compensation cost related to stock-based compensation | $					$ 5,300
Total unrecognized compensation cost recognition period					2 years
Total unrecognized compensation cost | $					$ 9,600	$ 1,400
Executive Officer [Member] | Minimum [Member] | Non-Vested Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					1 year
Executive Officer [Member] | Maximum [Member] | Non-Vested Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
Chief Executive Officer [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested stock unit awards granted to senior level employees		220,235